SUPPLIERS (Tables)	12 Months Ended
Dec. 31, 2017
SUPPLIERS
Schedule of Suppliers

	12/31/2017	12/31/2016
CURRENT
Goods, Materials and Services	7,652,713	5,768,345
Parcels of Petrobras (a)	1,376,265	2,305,083
Energy Purchased for Resale	1,309,172	1,480,953
CCEE - Short-term energy	105,602	104,920

	10,443,752	9,659,301

NON-CURRENT
Goods, Materials and Services	14,031	—
Parcels of Petrobras (a)	7,618,031	9,597,398
Energy Purchased for Resale	163,283	185,422

	7,795,345	9,782,820

	18,239,097	19,442,121